Net profit per share - Schedule of Computation of Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net profit attributable to FinVolution Group's ordinary shareholders	¥ 2,340,835	$ 329,699	¥ 2,266,382	¥ 2,508,947
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,374,713,018	1,374,713,018	1,412,648,862	1,420,870,790
Net profit per share attributable to FinVolution Group's ordinary shareholders — basic | (per share)	¥ 1.7	$ 0.24	¥ 1.6	¥ 1.77
Net profit attributable to FinVolution Group's ordinary shareholders | ¥	¥ 2,340,835		¥ 2,266,382	¥ 2,508,947
Weighted average number of ordinary shares outstanding - diluted	1,402,947,561	1,402,947,561	1,454,291,316	1,482,501,832
Net income (loss) per ADS - Diluted | (per share)	¥ 1.67	$ 0.24	¥ 1.56	¥ 1.69
Employee Stock Option [Member]
Denominator:
Ordinary shares issuable using treasury stock method	1,395,803	1,395,803	2,330,707	8,495,974
Restricted Stock Units (RSUs) [Member]
Denominator:
Ordinary shares issuable using treasury stock method	26,838,740	26,838,740	39,311,747	53,135,068